Marketable Securities Disclosure: Schedule of Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Marketable Securities

	2014 Fair value $	Additions $	Disposals $	Impairment $	Unrealized loss $	2015 Fair value $

Marketable securities	22,351	--	--	(8,300)	--	14,051

	2013 Fair value $	Additions $	Disposals $	Impairment $	Unrealized loss $	2014 Fair value $

Marketable securities	166,219	108,952	(31,643)	(131,678)	(89,499)	22,351